Blackstone / GSO Long-Short Credit Income Fund

Portfolio of Investments

September 30, 2019 (Unaudited)

	Principal
	Amount	Value

FLOATING RATE LOAN INTERESTS(a) - 140.98%
Aerospace & Defense - 2.95%
Nordam Group LLC, First Lien Initial Term Loan, 6M US L + 5.50%, 04/09/2026(b)	$1,432,800	$1,438,173
Propulsion Acquisition LLC, First Lien Initial Term Loan, 1M US L + 6.00%, 07/13/2021(b)	1,865,762	1,847,104
Vectra Co., First Lien Initial Term Loan:
1M US L + 3.25%, 03/08/2025	884,328	864,064
1M US L + 7.25%, 03/08/2026(b)	666,667	646,667
WP CPP Holdings LLC, First Lien Initial Term Loan, 3M US L + 3.75%, 04/30/2025	1,116,563	1,119,706
		5,915,714

Air Transport - 1.14%
Air Medical Group Holdings, Inc., First Lien 2018 New Term Loan:
1M US L + 3.25%, 04/28/2022	468,277	439,499
1M US L + 4.25%, 03/14/2025	1,965,000	1,845,459
		2,284,958

Automotive - 0.93%
Bright Bidco B.V., First Lien 2018 Refinancing B Term Loan, 3M US L + 3.50%, 06/30/2024	1,436,332	690,093
Midas Intermediate Holdco II LLC, First Lien 2017 Refinancing Term Loan, 3M US L + 2.75%, 08/18/2021	356,336	344,844
Superior Industries International, Inc., First Lien Replacement Term Loan, 1M US L + 4.00%, 05/22/2024(b)	869,043	834,281
		1,869,218

Beverage & Tobacco - 0.24%
Winebow Holdings, Inc., Second Lien Term Loan, 1M US L + 7.50%, 01/02/2022	693,642	473,989

Brokers, Dealers & Investment Houses - 1.78%
Advisor Group Holdings, Inc., First Lien Initial B Term Loan:
3M US L + 4.00%, 01/31/2025	716,333	700,216
1M US L + 5.00%, 07/31/2026	1,000,000	981,665
Deerfield Dakota Holding LLC, First Lien Initial Term Loan, 1M US L + 3.25%, 02/13/2025	714,559	704,019
Edelman Financial Center LLC, Second Lien Initial Term Loan, 1M US L + 6.75%, 07/20/2026	553,846	554,885
Newport Group Holdings II, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 09/12/2025	625,043	619,965
		3,560,750

Building & Development - 8.37%
American Bath Group LLC, Second Lien Term Loan:
1M US L + 4.25%, 09/30/2023	2,668,021	2,651,346
1M US L + 9.75%, 09/30/2024(b)	150,000	150,000
CPG International LLC, First Lien New Term Loan, 6M US L + 3.75%, 05/05/2024	236,364	235,871
Dayton Superior Corp., First Lien Borrowing Term Loan, 3M US L + 8.00%, 11/15/2021	1,039,973	545,986
Forterra Finance LLC, First Lien Replacement Term Loan, 1M US L + 3.00%, 10/25/2023	2,646,611	2,510,973
Hillman Group, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 05/30/2025	2,668,477	2,596,348
Interior Logic Group Holdings IV LLC, First Lien Initial Term Loan, 3M US L + 4.00%, 05/30/2025	1,944,000	1,918,485
LBM Borrower LLC, First Lien Tranche C Term Loan, 1M US L + 3.75%, 08/20/2022	2,072,988	2,074,542
Ply Gem Midco, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 04/12/2025	1,117,046	1,096,102
SIWF Holdings, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 06/15/2025	711,000	701,817
SRS Distribution, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 05/23/2025	2,370,283	2,315,636
		16,797,106

	Principal
	Amount	Value

Business Equipment & Services - 22.43%
Access CIG LLC, First Lien B Term Loan:
3M US L + 3.75%, 02/27/2025	$863,147	$853,981
1M US L + 7.75%, 02/27/2026	97,826	97,826
Advantage Sales & Marketing, Inc., First Lien Initial Term Loan:
1M US L + 3.25%, 07/23/2021	741,271	689,845
1M US L + 3.25%, 07/23/2021	772,785	723,628
1M US L + 6.50%, 07/25/2022	3,123,849	2,716,015
Allied Universal Holdco LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 07/10/2026	1,201,081	1,204,270
APFS Staffing Holdings, Inc., First Lien Initial Term Loan, 1M US L + 5.00%, 04/15/2026(b)	1,632,273	1,626,152
AqGen Ascensus, Inc., First Lien Replacement Term Loan, 3M US L + 4.00%, 12/05/2022	1,284,798	1,290,425
ARGUS MEDIA LIMITED, First Lien Term Loan, 3M US L + 3.25%, 09/24/2026(b)	488,516	491,569
BMC Acquisition, Inc., First Lien Initial Term Loan, 3M US L + 5.25%, 12/28/2024(b)	644,766	641,542
Capri Acquisitions BidCo, Ltd., First Lien Initial Dollar Term Loan, 3M US L + 3.00%, 11/01/2024	1,767,276	1,749,047
Cast & Crew Payroll LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 02/09/2026	326,461	329,317
DG Investment Intermediate Holdings 2, Inc., First Lien Initial Term Loan:
1M US L + 3.00%, 02/03/2025	305,833	301,054
1M US L + 6.75%, 02/02/2026(b)	439,655	428,664
Dun & Bradstreet Corp., First Lien Initial Borrowing Term Loan, 1M US L + 5.00%, 02/06/2026	1,232,432	1,241,565
GI Revelation Acquisition LLC, First Lien Initial Term Loan:
1M US L + 5.00%, 04/16/2025	1,567,505	1,507,415
1M US L + 9.00%, 04/16/2026	1,800,000	1,728,000
IG Investments Holdings LLC, First Lien Refinancing Term Loan, 1M US L + 4.00%, 05/23/2025	230,612	229,920
Inmar, Inc., First Lien Initial Term Loan:
3M US L + 4.00%, 05/01/2024	313,412	296,697
3M US L + 8.00%, 05/01/2025	946,746	889,056
KUEHG Corp, Second Lien Tranche B Term Loan:
3M US L + 3.75%, 02/21/2025	1,398,380	1,399,254
3M US L + 8.25%, 08/22/2025	2,198,220	2,198,912
LD Intermediate Holdings, Inc., First Lien Initial Term Loan, 3M US L + 5.87%, 12/09/2022	1,908,904	1,897,766
LegalZoom.com, Inc., First Lien 2018 Term Loan, 1M US L + 4.50%, 11/21/2024	1,531,286	1,539,424
Minotaur Acquisition, Inc., First Lien B Term Loan, 1M US L + 5.00%, 03/27/2026	1,112,898	1,083,684
Mitchell International, Inc., First Lien Initial Term Loan:
1M US L + 3.25%, 11/29/2024	1,454,375	1,397,233
1M US L + 7.25%, 12/01/2025	460,606	426,061
National Intergovernmental Purchasing Alliance Company, First Lien Initial Term Loan:
3M US L + 3.75%, 05/23/2025	1,658,803	1,642,215
3M US L + 7.50%, 05/22/2026	1,260,000	1,237,950
PriceWaterhouseCoopers, Second Lien Initial Term Loan, 1M US L + 7.50%, 05/01/2026(b)	360,000	355,500
Project Boost Purchaser LLC, First Lien B Term Loan, 1M US L + 3.50%, 06/01/2026	520,661	517,993
PT Intermediate Holdings III LLC, First Lien B Term Loan:
1M US L + 4.00%, 12/09/2024	1,417,622	1,384,549
1M US L + 8.00%, 12/08/2025(b)	1,260,000	1,260,000
Revspring, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 10/11/2025	1,071,900	1,065,538
Sedgwick Claims Management Services, Inc., First Lien Initial Term Loan:
1M US L + 3.25%, 12/31/2025	1,185,512	1,167,634
1M US L + 4.00%, 09/03/2026	936,783	939,476
Surveymonkey, Inc., First Lien Term Loan, 1W US L + 3.75%, 10/10/2025(b)	1,828,514	1,817,085
ThoughtWorks, Inc., First Lien Replacement Term Loan, 1M US L + 4.00%, 10/11/2024	1,102,271	1,105,027
TRC Companies, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 06/21/2024	1,170,153	1,171,984
Weld North Education LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 02/15/2025	2,364,000	2,352,180
		44,995,453

Cable & Satellite Television - 0.31%
Radiate Holdco LLC, First Lien Amendment No. 2 Incremental Term Loan, 1M US L + 3.50%, 02/01/2024	628,425	629,525

Chemical & Plastics - 4.49%
Ascend Performance Materials Operations LLC, First Lien Initial Term Loan, 1M US L + 5.25%, 08/27/2026	1,000,000	1,005,005

	Principal
	Amount	Value

Chemical & Plastics (continued)
Composite Resins Holding B.V., First Lien Initial Term Loan, 3M US L + 4.25%, 08/01/2025	$2,133,000	$2,133,011
Emerald Performance Materials LLC, Second Lien Initial Term Loan, 1M US L + 7.75%, 08/01/2022(b)	1,500,000	1,481,250
Nouryon Finance B.V., First Lien Initial Dollar Term Loan, 1M US L + 3.25%, 10/01/2025	1,503,638	1,476,197
Peroxychem LLC, First Lien B Term Loan, 3M US L + 5.00%, 09/30/2024(b)	1,172,093	1,169,163
Spectrum Holdings III Corp., First Lien Closing Date Term Loan:
1M US L + 3.25%, 01/31/2025	273,941	245,634
1M US L + 7.00%, 01/31/2026	566,667	515,667
Vantage Specialty Chemicals, Inc., First Lien Closing Date Term Loan:
1M US L + 3.50%, 10/28/2024	490,800	456,444
2M US L + 8.25%, 10/27/2025(b)	588,834	529,950
		9,012,321

Clothing & Textiles - 0.24%
Hercules Achievement, Inc., First Lien Initial Term Loan, 1M US L + 2.04%, 12/16/2024	502,499	487,549

Conglomerates - 0.57%
American Residential Services LLC, First Lien Term Loan, 1M US L + 4.00%, 06/30/2022(b)	164,910	161,611
Output Services Group, Inc., First Lien B Term Loan, 1M US L + 4.50%, 03/27/2024(b)	404,857	354,250
Spring Education Group, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 07/30/2025	636,543	637,141
		1,153,002

Containers & Glass Products - 2.32%
Charter NEX US, Inc., First Lien Third Amendment Incremental Term Loan, 1M US L + 3.50%, 05/16/2024	193,832	194,276
Flex Acquisition Company, Inc., First Lien Incremental B-2018 Term Loan, 3M US L + 3.25%, 06/29/2025	1,048,412	1,012,373
IBC Capital I, Ltd., First Lien Tranche B-1 Term Loan, 3M US L + 3.75%, 09/11/2023	886,500	882,436
IBC Capital, Ltd., Second Lien Tranche B-1 Term Loan, 3M US L + 7.00%, 09/11/2024(b)	507,363	502,289
ProAmpac PG Borrower LLC, First Lien Initial Term Loan:
3M US L + 3.50%, 11/20/2023	479,447	459,190
3M US L + 8.50%, 11/18/2024	366,029	350,779
Strategic Materials Holding Corp., First Lien Initial Term Loan:
1M US L + 3.75%, 11/01/2024	327,500	289,837
1M US L + 7.75%, 10/31/2025	933,333	662,667
Trident TPI Holdings, Inc., First Lien Tranche B-1 Term Loan, 1M US L + 3.25%, 10/17/2024	310,263	300,811
		4,654,658

Diversified Insurance - 1.04%
Acrisure LLC, First Lien 2017-2 Refinancing Term Loan:
1M US L + 4.25%, 11/22/2023	535,183	533,679
3M US L + 3.75%, 11/22/2023	499,298	492,745
CP VI Bella Midco LLC, First Lien Initial Term Loan:
1M US L + 2.75%, 12/27/2024	391,465	380,455
1M US L + 6.75%, 12/29/2025	364,286	360,189
Genworth Holdings, Inc., First Lien Initial Term Loan, 2M US L + 4.50%, 03/07/2023(b)	308,348	309,890
		2,076,958

Drugs - 2.02%
Albany Molecular Research, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 08/30/2025	294,643	293,416
Arbor Pharmaceuticals LLC, First Lien Initial Term Loan, 3M US L + 5.00%, 07/05/2023	1,150,532	1,062,085
Avantor Funding, Inc., First Lien Initial B-2 Dollar Term Loan, 1M US L + 3.00%, 11/21/2024	327,271	330,237
Packaging Coordinators Midco, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 06/30/2023	2,359,943	2,357,737
		4,043,475

Ecological Services & Equipment - 0.94%
Eagle 4, Ltd., First Lien Initial Term Loan, 3M US L + 7.75%, 07/12/2027(b)	556,364	555,668
Emerald 2, Ltd., First Lien Initial B-1 Term Loan, 3M US L + 3.75%, 07/10/2026	296,165	298,016

	Principal
	Amount	Value

Ecological Services & Equipment (continued)
EnergySolutions LLC, First Lien Initial Term Loan, 3M US L + 3.75%, 05/09/2025	$756,388	$709,114
Tunnel Hill Partners LP, First Lien Initial Term Loan, 1M US L + 3.50%, 02/06/2026	332,841	331,802
		1,894,600

Electronics/Electric - 26.63%
Applovin Corp., First Lien Initial Term Loan, 1M US L + 3.75%, 08/15/2025	330,642	330,918
Boxer Parent Company, Inc., First Lien Initial Dollar Term Loan, 1M US L + 4.25%, 10/02/2025	2,679,750	2,583,507
Brave Parent Holdings, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 04/18/2025	712,782	685,162
CommerceHub, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 05/21/2025	962,813	951,379
ConvergeOne Holdings, Corp., First Lien Initial Term Loan, 1M US L + 5.00%, 01/04/2026	1,791,000	1,619,064
CPI International, Inc., Second Lien Initial Term Loan, 1M US L + 7.25%, 07/28/2025(b)	209,150	201,307
Curvature, Inc., First Lien Initial Term Loan, 1M US L + 5.00%, 10/30/2023	3,198,750	2,622,975
DigiCert Holdings, Inc., First Lien B Term Loan, 3M US L + 4.00%, 08/07/2026	987,805	985,953
DiscoverOrg LLC, First Lien Initial Term Loan, 1M US L + 4.50%, 02/02/2026	1,492,500	1,490,164
ECi Macola/MAX Holding LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 09/27/2024	648,660	648,254
Electronics for Imaging, Inc., First Lien Initial Term Loan, 3M US L + 5.00%, 07/23/2026(b)	900,000	841,500
Ellie Mae, Inc., First Lien Term Loan, 1M US L + 4.00%, 04/17/2026	2,880,000	2,888,410
Flexera Software LLC, Second Lien Initial Term Loan, 1M US L + 7.25%, 02/26/2026	705,887	704,564
Gigamon, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 12/27/2024	2,170,014	2,110,339
Help/Systems Holdings, Inc., First Lien Term Loan:
1M US L + 3.75%, 03/28/2025	583,169	582,440
1M US L + 7.75%, 03/27/2026	775,862	777,802
Hyland Software, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 07/07/2025	603,517	607,479
Idera, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 06/28/2024	638,489	639,156
Imperva, Inc., First Lien Term Loan:
3M US L + 4.00%, 01/12/2026	979,364	954,879
1M US L + 7.75%, 01/11/2027	802,477	782,415
Ivanti Software, Inc., First Lien Term Loan:
1M US L + 4.25%, 01/20/2024	2,860,229	2,855,324
1M US L + 9.00%, 01/20/2025	2,000,000	1,978,750
MACOM Technology Solutions Holdings, Inc., First Lien Initial Term Loan, 1M US L + 2.25%, 05/17/2024	1,343,130	1,226,727
McAfee LLC, First Lien B USD Term Loan, 1M US L + 3.75%, 09/30/2024	726,566	729,084
Merrill Communications LLC, First Lien B Term Loan, 3M US L + 5.00%, 09/25/2026(b)	540,000	538,650
MH Sub I LLC, First Lien Amendment No. 2 Initial Term Loan, 1M US L + 3.75%, 09/13/2024	1,403,383	1,396,478
MLN US HoldCo LLC, First Lien B Term Loan, 1M US L + 4.50%, 11/30/2025	1,226,646	1,143,847
MYOB US Borrower LLC, First Lien Initial U.S. Term Loan, 1M US L + 4.00%, 05/06/2026	798,000	800,498
Navex Topco, Inc., First Lien Initial Term Loan:
3M US L + 3.25%, 09/05/2025	559,318	555,123
3M US L + 7.00%, 09/04/2026	900,000	892,499
Park Place Technologies LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 03/29/2025	1,364,091	1,360,107
Perforce Software, Inc., First Lien B Term Loan, 1M US L + 4.50%, 07/01/2026	419,672	420,108
Ping Identity Corp., First Lien Term Loan, 1M US L + 3.75%, 01/24/2025(b)	114,997	114,997
Project Alpha Intermediate Holding, Inc., First Lien 2019 Incremental Term Loan, 3M US L + 4.25%, 04/26/2024	1,818,182	1,822,727
Project Angel Parent LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 05/30/2025(b)	1,063,881	1,051,912
Project Leopard Holdings, Inc., First Lien 2018 Repricing Term Loan:
6M US L + 4.50%, 07/07/2023	544,469	546,001
6M US L + 4.25%, 07/07/2023	309,660	309,467
Project Silverback Holdings Corp., First Lien New Term Loan, 1M US L + 3.50%, 08/21/2024	496,901	422,366
Quest Software US Holdings, Inc., First Lien Initial Term Loan:
3M US L + 4.25%, 05/16/2025	962,771	952,941
3M US L + 8.25%, 05/18/2026	2,607,692	2,564,665
Rocket Software, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 11/28/2025	1,535,459	1,446,787
S2P Acquisition Borrower, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 08/14/2026	1,000,000	1,001,095
SonicWall US Holdings, Inc., First Lien Initial Term Loan:
3M US L + 3.50%, 05/16/2025	1,079,939	1,051,142
3M US L + 7.50%, 05/18/2026	1,440,000	1,274,400
Triton Solar US Acquisition Co., First Lien Initial Term Loan, 1M US L + 6.00%, 10/29/2024	206,068	194,349
Veritas US, Inc., First Lien New Dollar B Term Loan, 1M US L + 4.50%, 01/27/2023	1,072,672	1,016,609
Vero Parent, Inc., First Lien 2018 Refinancing Term Loan, 1M US L + 4.50%, 08/16/2024	501,972	500,717

	Principal
	Amount	Value

Electronics/Electric (continued)
Web.com Group, Inc., First Lien B Term Loan:
1M US L + 3.75%, 10/10/2025	$1,635,616	$1,611,778
1M US L + 7.75%, 10/09/2026	658,628	643,259
		53,430,074

Financial Intermediaries - 1.56%
ASP MCS Acquisition Corp., First Lien Initial Term Loan, 1M US L + 4.75%, 05/20/2024	2,127,525	964,481
Misys, Ltd., First Lien Dollar Term Loan, 3M US L + 3.50%, 06/13/2024	456,740	445,344
NorthStar Financial Services Group LLC, First Lien Initial Term Loan:
1M US L + 3.50%, 05/25/2025	1,377,116	1,361,624
1M US L + 7.50%, 05/25/2026(b)	354,881	351,332
		3,122,781

Food Products - 1.83%
Alphabet Holding Company, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 09/26/2024	1,622,526	1,504,552
TKC Holdings, Inc., First Lien Initial Term Loan:
1M US L + 3.75%, 02/01/2023	1,378,214	1,357,293
1M US L + 8.00%, 02/01/2024	831,382	816,487
		3,678,332

Food Service - 3.72%
Agro Merchants North America Holdings, Inc., First Lien Effective Date Term Loan, 3M US L + 3.75%, 12/06/2024	794,332	798,304
CEC Entertainment, Inc., First Lien B Term Loan, 3M US L + 6.50%, 08/30/2026	1,480,792	1,454,322
Flynn Restaurant Group LP, First Lien B Initial Term Loan, 1M US L + 3.50%, 06/27/2025	2,278,886	2,197,233
Fogo de Chao, Inc., First Lien 2018 Refinancing Term Loan, 1M US L + 4.25%, 04/07/2025	591,628	594,217
Quidditch Acquisition, Inc., First Lien B Term Loan, 3M US L + 7.00%, 03/21/2025(b)	818,097	830,369
Red Lobster Management LLC, First Lien Initial Term Loan, 1M US L + 5.25%, 07/28/2021	647,658	643,610
Tacala Investment Corp., Second Lien Initial Term Loan, 1M US L + 7.00%, 01/30/2026	937,931	934,883
		7,452,938

Food/Drug Retailers - 0.92%
EG Group, Ltd., First Lien Facility B Term Loan:
3M US L + 4.00%, 02/07/2025	1,730,239	1,713,585
3M US L + 4.00%, 02/07/2025	136,806	135,489
		1,849,074

Health Insurance - 1.62%
Achilles Acquisition LLC, First Lien Closing Date Term Loan, 1M US L + 4.00%, 10/13/2025	687,744	689,033
FHC Health Systems, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 12/23/2021	2,424,406	2,426,418
MPH Acquisition Holdings LLC, First Lien Initial Term Loan, 3M US L + 2.75%, 06/07/2023	137,773	131,631
		3,247,082

Healthcare - 22.69%
Alvogen Pharma US, Inc., First Lien 2018 Refinancing Term Loan, 1M US L + 4.75%, 04/01/2022	2,234,266	2,032,065
BioClinica Holding I LP, First Lien Initial Term Loan:
2M US L + 4.25%, 10/20/2023	617,522	596,936
2M US L + 8.25%, 10/21/2024	789,474	721,382
Carestream Health, Inc., First Lien Extended Term Loan:
1M US L + 5.75%, 02/28/2021	133,548	127,872
1M US L + 9.50%, 06/07/2021	3,276,562	3,145,499
Certara Holdco, Inc., First Lien Replacement Term Loan, 1M US L + 3.50%, 08/15/2024(b)	158,002	157,410
Covenant Surgical Partners, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 07/01/2026	1,125,000	1,117,266
CT Technologies Intermediate Holdings, Inc., First Lien New Facility Term Loan, 1M US L + 4.25%, 12/01/2021	765,853	702,670
Dentalcorp Health Services ULC, First Lien Initial Term Loan, 1M US L + 3.75%, 06/06/2025	939,506	925,610
Endo Luxembourg Finance Company I S.a r.l., First Lien Initial Term Loan, 3M US L + 4.25%, 04/29/2024	1,901,990	1,737,059
Envision Healthcare Corp., First Lien Initial Term Loan, 1M US L + 3.75%, 10/10/2025	1,867,181	1,529,333

	Principal
	Amount	Value

Healthcare (continued)
Femur Buyer, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 03/05/2026	$545,832	$546,855
Greenway Health LLC, First Lien Term Loan, 3M US L + 3.75%, 02/16/2024	1,348,276	1,193,224
Heartland Dental LLC, First Lien Initial Term Loan:
1M US L + 4.50%, 04/30/2025	420,820	413,982
1M US L + 3.75%, 04/30/2025	1,488,465	1,459,857
Immucor, Inc., First Lien B-3 Term Loan, 3M US L + 5.00%, 06/15/2021	309,600	309,939
Lanai Holdings II, Inc., First Lien Initial Term Loan, 3M US L + 4.75%, 08/29/2022	1,620,138	1,513,476
Lifescan Global Corp., First Lien Initial Term Loan, 3M US L + 6.00%, 10/01/2024	2,558,250	2,324,823
Maravai Intermediate Holdings LLC, First Lien Initial Term Loan, 1M US L + 4.25%, 08/02/2025	819,145	814,537
Navicure, Inc., First Lien B Term Loan, 3M US L + 4.00%, 09/18/2026	913,043	914,185
Netsmart Technologies, Inc., First Lien D-1 Term Loan, 1M US L + 3.75%, 04/19/2023	3,235,740	3,211,472
NMSC Holdings, Inc., First Lien Initial Term Loan, 3M US L + 5.00%, 04/19/2023	203,453	202,521
nThrive, Inc., First Lien Additional B-2 Term Loan, 1M US L + 4.50%, 10/20/2022	2,590,661	2,366,141
NVA Holdings, Inc., First Lien Incremental B-4 Term Loan, 1M US L + 3.50%, 02/02/2025	538,650	539,323
Onex TSG Holdings II Corp., First Lien Initial Term Loan, 1M US L + 4.00%, 07/29/2022	2,361,755	2,212,964
Parexel International Corp., First Lien Initial Term Loan, 1M US L + 2.75%, 09/27/2024	1,315,453	1,252,265
PetVet Care Centers LLC, First Lien Initial Term Loan:
1M US L + 3.25%, 02/14/2025(b)	535,940	530,580
1M US L + 2.75%, 02/14/2025(c)	75,900	73,718
1M US L + 2.75%, 02/14/2025	336,933	327,247
Phoenix Guarantor, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 03/05/2026	2,573,169	2,580,940
Project Ruby Ultimate Parent Corp., First Lien New Term Loan, 1M US L + 3.50%, 02/09/2024	648,855	643,719
Regionalcare Hospital Partners Holdings, Inc., First Lien B Term Loan, 1M US L + 4.50%, 11/16/2025	1,453,551	1,457,076
Sunshine Luxembourg VII SARL, First Lien Facility B1 Term Loan, 3M US L + 4.25%, 09/23/2026	444,444	447,084
Surgery Center Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 09/02/2024	113,984	111,676
Team Health Holdings, Inc., First Lien Initial Term Loan, 1M US L + 2.75%, 02/06/2024	247,462	205,187
U.S. Anesthesia Partners, Inc., 1M US L + 3.00%, 06/23/2024	234,437	228,797
Verscend Holding Corp., First Lien B Term Loan, 1M US L + 4.50%, 08/27/2025	1,113,750	1,119,553
Viant Medical Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 07/02/2025	742,500	696,094
Vyaire Medical, Inc., First Lien Term Loan, 3M US L + 4.75%, 04/16/2025	2,666,250	2,455,176
YI LLC, First Lien Initial Term Loan, 3M US L + 4.00%, 11/07/2024	1,394,961	1,391,480
Zest Acquisition Corp., Second Lien Initial Term Loan, 3M US L + 7.50%, 03/13/2026(b)	1,285,714	1,189,286
		45,526,279

Home Furnishings - 1.32%
AI Aqua Merger Sub, Inc., First Lien Tranche B-1 Term Loan:
1M US L + 3.25%, 12/13/2023	627,200	600,544
1M US L + 3.25%, 12/13/2023	1,050,228	1,006,029
Hayward Industries, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 08/05/2024	77,519	75,097
Prime Security Services Borrower LLC, First Lien 2019 Refinancing B-1 Term Loan, 3M US L + 3.25%, 09/23/2026(b)	540,000	534,854
Serta Simmons Bedding LLC, Second Lien Initial Term Loan, 1M US L + 8.00%, 11/08/2024	1,246,702	425,955
		2,642,479

Industrial Equipment - 4.96%
AI Alpine AT BidCo GmbH, First Lien Facility B Term Loan, 3M US L + 2.75%, 10/31/2025(b)	241,243	236,116
Apex Tool Group LLC, First Lien Third Amendment Term Loan, 1M US L + 5.50%, 08/01/2024	1,627,598	1,586,224
Engineered Machinery Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.25%, 07/19/2024	1,118,085	1,099,447
Helix Acquisition Holdings, Inc., First Lien 2018 New Term Loan, 3M US L + 3.75%, 09/30/2024	983,226	953,734
Justrite Safety Group, First Lien Initial Term Loan, 1M US L + 4.50%, 06/28/2026(b)	810,837	798,675
LTI Holdings, Inc., First Lien Initial Term Loan:
1M US L + 3.50%, 09/06/2025	589,091	559,195
1M US L + 6.75%, 09/06/2026	382,979	350,904
Robertshaw US Holding Corp., First Lien Initial Term Loan, 1M US L + 3.25%, 02/28/2025	1,132,270	1,038,857
Tailwind Smith Cooper Intermediate Corp., First Lien Initial Term Loan, 1M US L + 5.00%, 05/28/2026(b)	1,260,000	1,184,400

	Principal
	Amount	Value

Industrial Equipment (continued)
Titan Acquisition, Ltd., First Lien Initial Term Loan, 1M US L + 3.00%, 03/28/2025	$2,221,650	$2,138,594
		9,946,146

Insurance - 1.51%
APCO Holdings LLC, First Lien Initial Term Loan, 1M US L + 5.50%, 06/09/2025(b)	1,296,168	1,276,725
Cypress Intermediate Holdings III, Inc., Second Lien Initial Term Loan, 1M US L + 6.75%, 04/28/2025	813,953	823,517
HIG Finance 2, Ltd., First Lien Initial Dollar Term Loan, 1M US L + 3.50%, 12/20/2024	193,365	193,796
Outcomes Group Holdings, Inc., Second Lien Term Loan:
3M US L + 3.50%, 10/24/2025	389,782	385,884
3M US L + 7.50%, 10/26/2026	346,154	344,423
		3,024,345

Leisure Goods/Activities/Movies - 2.54%
Recess Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 09/30/2024	1,118,481	1,104,153
Travel Leaders Group LLC, First Lien 2018 Refinancing Term Loan, 1M US L + 4.00%, 01/25/2024	473,409	474,988
Travelport Finance S.à r.l., First Lien Initial Term Loan, 3M US L + 5.00%, 05/29/2026	2,160,000	1,961,744
UFC Holdings LLC, First Lien 2019 Term Loan, 1M US L + 3.25%, 04/29/2026	445,263	446,964
United PF Holdings LLC, First Lien Term Loan:
1M US L + 4.50%, 06/10/2026	913,373	912,803
3M US L + 4.50%, 06/10/2026(c)	19,277	19,265
1M US L + 8.50%, 06/10/2027	170,270	170,696
		5,090,613

Lodging & Casinos - 1.29%
AP Gaming I LLC, First Lien Incremental B Term Loan, 1M US L + 3.50%, 02/15/2024	1,204,738	1,201,346
Casablanca US Holdings, Inc., First Lien Amendment No. 2 Initial Term Loan, 3M US L + 4.00%, 03/29/2024	1,418,400	1,377,976
		2,579,322

Nonferrous Metals/Minerals - 1.26%
Aleris International, Inc., First Lien Initial Term Loan, 1M US L + 4.75%, 02/27/2023	1,430,172	1,434,284
American Rock Salt Company LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 03/21/2025	816,063	817,088
Murray Energy Corp., First Lien Superpriority B-2 Term Loan, 3M US L + 7.25%, 10/17/2022(d)	724,058	283,106
		2,534,478

Oil & Gas - 3.18%
Equitrans Midstream Corp., First Lien Holdco B Facility Term Loan, 1M US L + 4.50%, 01/31/2024	603,547	604,377
Keane Group Holdings LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 05/25/2025(b)	1,066,500	1,029,173
Lower Cadence Holdings LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 05/22/2026	1,099,286	1,074,211
Lucid Energy Group II Borrower LLC, First Lien Initial Term Loan, 1M US L + 3.00%, 02/17/2025	266,387	252,901
Petroleum GEO-Services ASA, First Lien Extended Term Loan, 3M US L + 2.50%, 03/19/2021	1,056,174	984,222
Sheridan Investment Partners I LLC, First Lien Tranche B-2 Term Loan, 1M US L + 3.50%, 10/01/2019	860,683	671,333
Sheridan Production Partners I LLC, First Lien Deferred Principal Term Loan:
3M US L + 0.00%, 10/01/2019(b)	4,506	3,514
3M US L + 0.00%, 10/01/2019(b)	34,005	26,524
3M US L + 0.00%, 10/01/2019(b)	2,752	2,147
Sheridan Production Partners I-A LP, First Lien Tranche B-2 Term Loan, 1M US L + 3.50%, 10/01/2019	114,048	88,957
Sheridan Production Partners I-M LP, First Lien Tranche B-2 Term Loan, 1M US L + 3.50%, 10/01/2019	69,661	54,335
UTEX Industries, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 05/21/2021	1,846,468	1,578,730
		6,370,424

Property & Casualty Insurance - 2.40%
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1M US L + 6.50%, 08/04/2025	3,381,340	3,440,090

	Principal
	Amount	Value

Property & Casualty Insurance (continued)
Confie Seguros Holding II Co., First Lien B Term Loan, 1M US L + 4.75%, 04/19/2022	$1,446,251	$1,379,362
		4,819,452

Publishing - 2.55%
Ancestry.com Operations, Inc., First Lien Extended Term Loan, 1M US L + 4.25%, 08/27/2026	1,077,300	1,055,754
Champ Acquisition Corp., First Lien Initial Term Loan, 3M US L + 5.50%, 12/19/2025	1,328,172	1,326,930
Clear Channel Outdoor Holdings, Inc., First Lien B Term Loan, 1M US L + 3.50%, 08/21/2026	1,000,000	1,004,195
Recorded Books, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 08/29/2025	781,579	783,536
Southern Graphics, Inc., Second Lien Initial Term Loan:
2M US L + 3.25%, 12/31/2022	304,110	225,548
2M US L + 7.50%, 12/31/2023	1,500,000	712,500
		5,108,463

Radio & Television - 0.54%
Gray Television, Inc., First Lien B-2 Term Loan, 3M US L + 2.25%, 02/07/2024	142,857	143,323
iHeartCommunications, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 05/01/2026	788,449	794,496
William Morris Endeavor Entertainment LLC, First Lien B-1 Term Loan, 1M US L + 2.75%, 05/18/2025	141,735	138,014
		1,075,833

Retailers (except food & drug) - 1.41%
Apro LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 08/08/2024(b)	586,780	591,180
Ascena Retail Group, Inc., First Lien Tranche B Term Loan, 1M US L + 4.50%, 08/21/2022	250,061	140,256
FBB Holdings III, Inc., First Lien Initial Retired 07/30/2019 Term Loan:
3M US L + 9.00%, 02/07/2024(b)	138,889	72,917
3M US L + 7.00%, 01/31/2025(b)	47,973	11,993
Petco Animal Supplies, Inc., First Lien Term Loan, 3M US L + 3.25%, 01/26/2023	305,081	232,406
Pier 1 Imports , Inc., First Lien Initial Term Loan, 3M US L + 3.50%, 04/30/2021	1,973,958	540,865
Spencer Spirit IH LLC, First Lien Initial Term Loan, 1M US L + 6.00%, 06/19/2026	1,260,000	1,242,152
Sports Authority, Inc., First Lien B Term Loan, 3M US L + 6.00%, 11/16/2019(b)(d)	3,389,299	6,779
		2,838,548

Steel - 0.71%
Can Am Construction, Inc., First Lien Closing Date Term Loan, 1M US L + 5.00%, 07/01/2024	1,235,599	1,202,392
Phoenix Services International LLC, First Lien B Term Loan, 1M US L + 3.75%, 03/01/2025(b)	239,214	230,842
		1,433,234

Surface Transport - 1.21%
Drive Chassis Holdco LLC, Second Lien B Term Loan, 3M US L + 8.25%, 04/10/2026	1,800,000	1,716,750
SMB Shipping Logistics LLC, First Lien Term Loan, 3M US L + 4.00%, 02/05/2024	719,905	712,706
		2,429,456

Telecommunications - 4.44%
Alorica, Inc., First Lien New B Term Loan, 1M US L + 3.75%, 06/30/2022	674,326	579,920
Avaya, Inc., First Lien Tranche B Term Loan, 1M US L + 4.25%, 12/15/2024	2,164,127	2,062,013
Cyxtera DC Holdings, Inc., Second Lien Initial Term Loan, 1M US L + 7.25%, 05/01/2025	225,564	186,090
Ensono LP, First Lien Term Loan, 1M US L + 5.25%, 06/27/2025	1,008,168	1,002,915
Masergy Holdings, Inc., Second Lien Initial Term Loan:
3M US L + 3.25%, 12/15/2023	695,354	685,793
3M US L + 7.50%, 12/16/2024	548,872	539,725
Peak 10 Holding Corp., First Lien Initial Term Loan:
3M US L + 3.50%, 08/01/2024	712,727	617,846
3M US L + 7.25%, 08/01/2025	771,429	570,857
Securus Technologies Holdings, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 11/01/2024	136,999	121,359
TierPoint LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 05/06/2024	1,385,506	1,292,850
Vertiv Group Corp., First Lien B Term Loan, 1M US L + 4.00%, 11/30/2023	1,312,355	1,252,072
		8,911,440

	Principal
	Amount	Value

Utilities - 2.92%
Brookfield WEC Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 08/01/2025	$631,444	$634,247
Eastern Power LLC, First Lien Term Loan, 1M US L + 3.75%, 10/02/2023	478,726	480,952
Granite Acquisition, Inc., Second Lien B Term Loan, 3M US L + 7.25%, 12/19/2022	2,421,507	2,426,653
Green Energy Partners/Stonewall LLC, First Lien B-1 Conversion Advances Term Loan, 3M US L + 5.50%, 11/13/2021	490,000	472,544
Moxie Patriot LLC, First Lien Construction B-1 Advances Term Loan, 3M US L + 5.75%, 12/19/2020	683,029	606,189
Panda Liberty LLC, First Lien Construction B-1 Advance Term Loan, 3M US L + 6.50%, 08/21/2020	1,417,728	1,228,461
		5,849,046

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $296,466,004)		282,809,115

COLLATERALIZED LOAN OBLIGATION SECURITIES(a) - 2.96%
Structured Finance Obligations - 2.96%
Babson CLO, Ltd. 2015-I 3M US L + 5.50%, 01/20/2031(b)(e)	875,000	783,695
Carlyle Global Market Strategies CLO 2016-2, Ltd. 3M US L + 5.17%, 07/15/2027(b)(e)	1,000,000	919,488
Dryden 40 Senior Loan Fund 3M US L + 5.75%, 08/15/2031(b)(e)	700,000	648,084
Highbridge Loan Management 6-2015, Ltd. 3M US L + 5.10%, 02/05/2031(b)(e)	833,000	753,245
Neuberger Berman Loan Advisers CLO 27, Ltd. 3M US L + 5.20%, 01/15/2030(b)(e)	667,000	611,173
Tiaa Clo III, Ltd. 3M US L + 5.90%, 01/16/2031(b)(e)	2,500,000	2,228,146
		5,943,831

TOTAL COLLATERALIZED LOAN OBLIGATION SECURITIES
(Cost $6,555,061)		5,943,831

CORPORATE BONDS - 20.14%
Automotive - 0.21%
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc. 7.875%, 10/01/2022(e)	450,000	419,625

Building & Development - 2.24%
Installed Building Products, Inc. 5.750%, 02/01/2028(e)	254,000	262,572
Northwest Hardwoods, Inc. 7.500%, 08/01/2021(e)	289,000	170,510
NWH Escrow Corp. 7.500%, 08/01/2021(e)	1,332,000	775,890
PriSo Acquisition Corp. 9.000%, 05/15/2023(e)	3,477,000	3,281,419
		4,490,391

Chemical & Plastics - 0.24%
Starfruit Finco BV / Starfruit US Holdco LLC 8.000%, 10/01/2026(e)	487,000	488,218

Containers & Glass Products - 1.64%
ARD Securities Finance SARL 8.750%, 01/31/2023(e)(f)	455,676	473,903
Flex Acquisition Co., Inc. 6.875%, 01/15/2025(e)	1,916,000	1,757,164
Trident TPI Holdings, Inc. 6.625%, 11/01/2025(e)	1,200,000	1,056,000
		3,287,067

Diversified Insurance - 1.98%
HUB International, Ltd. 7.000%, 05/01/2026(e)	378,000	389,813
York Risk Services Holding Corp. 8.500%, 10/01/2022(e)	3,500,000	3,574,375
		3,964,188

Drugs - 1.46%
Avantor, Inc. 9.000%, 10/01/2025(e)	2,600,000	2,928,250

	Principal
	Amount	Value

Ecological Services & Equipment - 0.83%
GFL Environmental, Inc.:
5.375%, 03/01/2023(e)	$864,000	$878,947
7.000%, 06/01/2026(e)	307,000	323,885
8.500%, 05/01/2027(e)	419,000	465,614
		1,668,446

Electronics/Electric - 1.75%
Banff Merger Sub, Inc. 9.750%, 09/01/2026(e)	857,000	822,291
Global A&T Electronics, Ltd. 8.500%, 01/12/2023	1,363,502	1,278,631
Riverbed Technology, Inc. 8.875%, 03/01/2023(e)	2,559,000	1,407,450
		3,508,372

Food Service - 0.16%
CEC Entertainment, Inc. 8.000%, 02/15/2022	345,000	328,612

Food/Drug Retailers - 0.34%
eG Global Finance PLC 6.750%, 02/07/2025(e)	704,000	689,920

Healthcare - 3.03%
Envision Healthcare Corp. 8.750%, 10/15/2026(e)	1,875,000	1,153,125
Team Health Holdings, Inc. 6.375%, 02/01/2025(e)	1,500,000	1,044,000
Tenet Healthcare Corp.:
5.125%, 05/01/2025	667,000	677,872
7.000%, 08/01/2025	1,143,000	1,165,860
4.875%, 01/01/2026(e)	920,000	945,300
5.125%, 11/01/2027(e)	1,046,000	1,082,192
		6,068,349

Industrial Equipment - 0.12%
Titan Acquisition, Ltd. / Titan Co.-Borrower LLC 7.750%, 04/15/2026(e)	250,000	235,000

Oil & Gas - 0.97%
Calumet Specialty Products Partners LP / Calumet Finance Corp. 7.750%, 04/15/2023	1,600,000	1,492,000
CSI Compressco LP / CSI Compressco Finance, Inc. 7.250%, 08/15/2022	500,000	454,800
		1,946,800

Property & Casualty Insurance - 2.07%
AssuredPartners, Inc. 7.000%, 08/15/2025(e)	1,136,000	1,141,680
GTCR AP Finance, Inc. 8.000%, 05/15/2027(e)	286,000	294,580
Solera LLC / Solera Finance, Inc. 10.500%, 03/01/2024(e)	2,550,000	2,708,406
		4,144,666

Publishing - 0.25%
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance 7.875%, 05/15/2024(e)	580,000	504,600

Radio & Television - 0.59%
Entercom Media Corp. 6.500%, 05/01/2027(e)	101,000	105,797
Univision Communications, Inc.:
5.125%, 05/15/2023(e)	630,000	631,575
5.125%, 02/15/2025(e)	464,000	453,560
		1,190,932

Telecommunications - 1.92%
Connect Finco SARL / Connect US Finco LLC 6.750%, 10/01/2026(e)	1,390,000	1,417,800
Digicel, Ltd. 6.000%, 04/15/2021(e)	750,000	532,508
Frontier Communications Corp. 10.500%, 09/15/2022	1,250,000	578,906
Sprint Communications, Inc. 6.000%, 11/15/2022	1,050,000	1,118,250

	Principal
	Amount	Value

Telecommunications (continued)
Vertiv Group Corp. 9.250%, 10/15/2024(e)	$204,000	$197,625
		3,845,089

Utilities - 0.34%
Calpine Corp. 5.750%, 01/15/2025	667,000	686,176

TOTAL CORPORATE BONDS
(Cost $43,737,330)		40,394,701

	Shares
COMMON STOCK - 0.09%
Oil & Gas - 0.09%
SandRidge Energy, Inc.(g)	37,842	177,857

TOTAL COMMON STOCK
(Cost $1,749,997)		177,857

Total Investments - 164.17%
(Cost $348,508,392)		329,325,504

Other Assets in Excess of Liabilities - 0.45%		895,372

Mandatory Redeemable Preferred Shares - (10.03)%
(liquidation preference plus distributions payable on term preferred shares)		(20,118,997)

Leverage Facility - (54.59)%		(109,500,000)

Net Assets - 100.00%		$200,601,879

Amounts above are shown as a percentage of net assets as of September 30, 2019.

Libor Rates:
1W US L - 1 Week LIBOR as of September 30, 2019 was 1.91%
1M US L - 1 Month LIBOR as of September 30, 2019 was 2.02%
2M US L - 2 Month LIBOR as of September 30, 2019 was 2.07%
3M US L - 3 Month LIBOR as of September 30, 2019 was 2.09%
6M US L - 6 Month LIBOR as of September 30, 2019 was 2.06%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of September 30, 2019 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(c)	A portion of this position was not funded as of September 30, 2019. The Portfolio of Investments records only the funded portion of each position. As of September 30, 2019, the Fund has unfunded delayed draw loans in the amount of $673,728. Fair value of these unfunded delayed draw loans was $661,201.
(d)	Security is in default as of period end and is therefore non-income producing.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $38,557,425, which represented approximately 19.22% of net assets as of September 30, 2019. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(f)	Option to convert to pay-in-kind security.
(g)	Non-income producing security.

NOTE 1. ORGANIZATION

Blackstone / GSO Long-Short Credit Income Fund (the "Fund" or “BGX”) is a diversified, closed-end management investment company. BGX was organized as a Delaware statutory trust on October 22, 2010. BGX was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on October 26, 2010. BGX commenced operations on January 27, 2011. Prior to that date, BGX had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BGX to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as the investment adviser for BGX. BGX’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BGX.”

BGX’s primary investment objective is to provide current income, with a secondary objective of capital appreciation. BGX seeks to achieve its investment objectives by employing a dynamic long-short strategy in a diversified portfolio of loans and fixed-income instruments of predominantly U.S. corporate issuers, including first and second lien secured loans (‘‘Secured Loans’’ or “Loans”) and high-yield corporate debt securities of varying maturities. BGX’s long positions in loans and fixed-income instruments will typically be rated below investment grade at the time of purchase.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of its financial statements is in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and these differences could be material. BGX is considered an investment company for financial reporting purposes under GAAP.

Portfolio Valuation: BGX’s net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by BGX’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Collateralized Loan Obligation securities (“CLOs”) are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the evaluated mid-price of each of the CLOs. Corporate bonds and convertible bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Any investments and other assets for which such current market quotations are not readily available are generally valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (“Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Fair Valued Asset Committee to the Board at each regularly scheduled quarterly meeting.

Various inputs are used to determine the value of BGX’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.

The following table summarizes the valuation of BGX’s investments under the fair value hierarchy levels as of September 30, 2019:

Blackstone / GSO Long-Short Credit Income Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Aerospace & Defense	$–	$1,983,770	$3,931,944	$5,915,714
Automotive	–	1,034,937	834,281	1,869,218
Building & Development	–	16,647,106	150,000	16,797,106
Business Equipment & Services	–	38,374,941	6,620,512	44,995,453
Chemical & Plastics	–	5,831,958	3,180,363	9,012,321
Conglomerates	–	637,141	515,861	1,153,002
Containers & Glass Products	–	4,152,369	502,289	4,654,658
Diversified Insurance	–	1,767,068	309,890	2,076,958
Ecological Services & Equipment	–	1,338,932	555,668	1,894,600
Electronics/Electric	–	50,681,708	2,748,366	53,430,074
Financial Intermediaries	–	2,771,449	351,332	3,122,781
Food Service	–	6,622,569	830,369	7,452,938
Healthcare	–	43,649,003	1,877,276	45,526,279
Home Furnishings	–	2,107,625	534,854	2,642,479
Industrial Equipment	–	7,726,955	2,219,191	9,946,146
Insurance	–	1,747,620	1,276,725	3,024,345
Oil & Gas	–	5,309,066	1,061,358	6,370,424
Retailers (except food & drug)	–	2,155,679	682,869	2,838,548
Steel	–	1,202,392	230,842	1,433,234
Other	–	58,652,837	–	58,652,837
Collateralized Loan Obligation Securities
Structured Finance Obligations	–	–	5,943,831	5,943,831
Corporate Bonds	–	40,394,701	–	40,394,701
Common Stock	177,857	–	–	177,857
Total	177,857	294,789,826	34,357,821	329,325,504

*	Refer to the Fund's Portfolio of Investments for a listing of securities by type.

The changes of the fair value of investments for which BGX has used Level 3 inputs to determine the fair value are as follows:

Blackstone/GSO Long-Short Credit Income Fund	Floating Rate Loan Interests	Collateralized Loan Obligation Securities	Total
Balance as of December 31, 2018	$66,097,334	$6,630,969	$72,728,303
Accrued discount/ premium	86,779	704	87,483
Realized Gain/(Loss)	88,474	(64,344)	24,130
Change in Unrealized Appreciation/(Depreciation)	(607,346)	37,158	(570,188)
Purchases	10,651,340	-	10,651,340
Sales Proceeds	(10,538,086)	(660,656)	(11,198,742)
Transfer into Level 3	4,807,929	-	4,807,929
Transfer out of Level 3	(42,172,434)	-	(42,172,434)
Balance as of September 30, 2019	$28,413,990	$5,943,831	$34,357,821

Net change in unrealized appreciation/(depreciation ) included in the Statements of Operations attributable to Level 3 investments held at September 30, 2019	$(52,828)	$(61,337)	$(114,165)

Information about Level 3 fair value measurements as of September 30, 2019:

	Fair Value at 9/30/2019	Valuation Technique(s)	Unobservable Input(s)	Value/Range(Weighted Average)
Floating Rate Loan Interests	$28,413,990	Third-party vendor pricing service	Broker quotes	N/A
Collateralized Loan Obligation Securities	$5,943,831	Third-party vendor pricing service	Broker quotes	N/A

Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were moved from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3. SENIOR AND SECURED FLOATING RATE LOANS

BGX includes first and second lien secured, floating rate loans that are made to U.S. and, to a limited extent, non-U.S. corporations, partnerships, and other business entities ("Borrowers"), in its definition of "Secured Loans". Under normal market conditions, at least 70% of BGX’s Managed Assets (defined below) will be invested in Secured Loans. BGX defines its "Managed Assets" as total assets (including any assets attributable to any leverage used) minus the sum of BGX's accrued liabilities (other than liabilities related to the principal amount of leverage). At September 30, 2019, 85.63% of BGX’s Managed Assets were held in Secured Loans.

Loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the London Interbank Offered Rate (LIBOR), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. Risk of loss of income is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the Borrower. At September 30, 2019, BGX had invested $45,087,115 in second lien secured loans.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BGX typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of the Borrowers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BGX, and such defaults could reduce net asset value and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty Committee of the Adviser. The factors considered by the Counterparty Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

BGX may acquire Loans through assignments or participations. BGX typically acquires these Loans through assignment, and if BGX acquires a Loan through participation, it will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and BGX may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when BGX must acquire a Loan through a participation.

NOTE 4. LEVERAGE

The Fund entered into a Credit Agreement (the "Agreement") with a bank to borrow money pursuant to a revolving line of credit ("Leverage Facility") dated July 29, 2014, as amended on January 26, 2015, July 28, 2015, July 26, 2016, July 25, 2017, and February 23, 2018 and as further amended and restated on June 20, 2018, and as further amended and restated on July 25, 2019 to borrow up to a limit of $122 million, with $41 million for tranche A loans (“Tranche A Loans”) and $81 million for tranche B loans (“Tranche B Loans”). Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate of 0.85% above LIBOR for Tranche A Loans, 1.15% above LIBOR for one (1) month interest period Tranche B Loans and 1.00% above LIBOR for three (3), six (6) and nine (9) months interest periods Tranche B Loans, with LIBOR measured for the period commencing on the date of the making of such LIBOR Loan (or the last date upon which any other Loan was converted to, or continued as, such LIBOR Loan) and ending on the numerically corresponding day in the calendar month that is one (1), three (3), six (6) or nine (9) months thereafter, as the Fund may elect, or such other periods as the lender may agree in its sole and absolute discretion. Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts. The commitment fee payable for each of Tranche A Loans and Tranche B Loans is 0.15% on the undrawn amounts when drawn amounts exceed 75% of the relevant borrowing limit and 0.25% on the undrawn amounts at any other time. Interest and fees are generally payable quarterly. The Fund may elect to extend the Agreement for a further period with the consent of the lending bank. At September 30, 2019, BGX had borrowings outstanding under its Leverage Facility of $109,500,000, at an interest rate of 3.17%. Due to the short term nature of the Agreement, face value approximates fair value at September 30, 2019. This fair value is based on Level 2 inputs under the three-tier fair valuation hierarchy (see Note 2). For the period ended September 30, 2019 the average borrowings under BGX's Leverage Facility and the average interest rate were $110,173,993 and 3.48% respectively.

On July 27, 2016, BGX issued 20,000 Mandatory Redeemable Preferred Shares (“MRPS”) with an aggregate liquidation preference of $20,000,000, rated “AA” by Fitch Ratings. BGX used the proceeds of the offering to make additional investments for BGX’s portfolio. The final redemption date of the MRPS is July 27, 2023. BGX makes quarterly dividend payments on the MRPS at an annual dividend rate of 3.61%.

Under the Agreement and the governing documents of the MRPS, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund's custodian. As of September 30, 2019, the Fund was in compliance with all required investment limitations and asset coverage requirements related to its leverage.

The use of leverage by the Fund can create risks. Changes in the value of the Fund's portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund's investment portfolio, the leverage may decrease or increase, as the case may be, the net asset value per common share to a greater extent than if the Fund did not utilize leverage. As of September 30, 2019, BGX's leverage represented 39.23% of the Fund’s Managed Assets (with the borrowings under the Leverage Facility representing 33.17% of Managed Assets and the MRPS representing 6.06% of Managed Assets).